Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans	$ 842,930,548	$ 898,472,463
Allowances for loan losses	(13,809,224)	(14,564,867)
Net loans	829,121,324	883,907,596
Investment in available-for-sale securities, at fair value	213,806,001	178,977,550
Federal funds sold and securities purchased under agreements to resell	75,000	125,815
Cash and due from banks	43,134,530	50,853,985
Premises and equipment - net	37,953,372	36,980,503
Other real estate owned and repossessed assets - net	16,020,023	14,009,017
Accrued interest receivable	5,340,610	5,733,684
Mortgage servicing rights	2,308,377	2,355,990
Intangible assets - net	542,746	977,509
Cash surrender value - life insurance	2,064,452	2,001,965
Other assets	20,794,988	24,248,590
Total assets	1,171,161,423	1,200,172,204
Deposits:
Non-interest bearing demand	159,186,859	137,749,571
Savings, interest checking and money market	384,598,688	379,137,539
Time deposits $100,000 and over	139,504,648	124,566,760
Other time deposits	274,933,958	305,208,786
Total deposits	958,224,153	946,662,656
Federal funds purchased and securities sold under agreements to repurchase	24,516,277	30,068,453
Subordinated notes	49,486,000	49,486,000
Federal Home Loan Bank advances	28,409,989	66,985,978
Accrued interest payable	1,054,202	1,491,503
Other liabilities	6,895,029	3,989,303
Total liabilities	1,068,585,650	1,098,683,893
Stockholders' equity:
Preferred stock, $0.01 par value per share, 1,000,000 shares authorized; Issued 30,255 shares, $1,000 per share liquidation value, net of discount	29,317,716	28,841,242
Common stock, $1 par value Authorized 15,000,000 shares; issued 4,814,852 and 4,635,891 shares respectively	4,814,852	4,635,891
Surplus	30,265,992	28,928,545
Retained earnings	40,354,112	41,857,302
Accumulated other comprehensive income, net of tax	1,339,919	742,149
Treasury stock; 161,858 shares, at cost	(3,516,818)	(3,516,818)
Total stockholders' equity	102,575,773	101,488,311
Total liabilities and stockholders' equity	$ 1,171,161,423	$ 1,200,172,204